SUMMARY OF CONSOLIDATED INCOME STATEMENT SHOWING THE AMOUNTS RELATING TO LEASES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets	$ 235	$ 603	$ 1,970
Interest expense on lease liability	1,093	138
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets	235		68
Interest expense on lease liability	147		4
Right-of-use assets [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Amortization charge of right-of-use assets		603	1,902
Interest expense on lease liability		$ 41	$ 220